Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Summary of future contractual obligations
April 1 through December 31, 2015	$ 199,000	$ 205,000
2016	257,000	232,000
2017	252,000	227,000
2018	152,000	126,000
2019	100,000	75,000
Total	960,000	865,000
Research and Development [Member]
Summary of future contractual obligations
April 1 through December 31, 2015	100,000	75,000
2016	100,000	75,000
2017	100,000	75,000
2018	100,000	75,000
2019	100,000	75,000
Total	500,000	375,000
Property and Other Leases [Member]
Summary of future contractual obligations
April 1 through December 31, 2015	99,000	130,000
2016	157,000	157,000
2017	152,000	152,000
2018	$ 52,000	$ 51,000
2019
Total	$ 460,000	$ 490,000